Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001160990
Registrant Name	PIMCO CORPORATE & INCOME STRATEGY FUND
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES